LOSS PER SHARE	21 Months Ended
Sep. 30, 2012
Notes
LOSS PER SHARE

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the three and nine months ended September 30, 2012 as well as for the three and nine months ended September 30, 2011.